RELATED PARTY TRANSACTIONS (Details) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Virtual Gateway Labs, Inc | Tim Ti
RELATED PARTY TRANSACTIONS
Payments to related party for remuneration for service	$ 0.2